Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Nonrecurring Basis - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term investments
Fair value on a nonrecurring basis		$ 167
Total losses		(165)
Cost Method Securities [Member]
Long-term investments
Fair value on a nonrecurring basis	$ 2,414	167
Total losses	(4,953)	(83)
Property, Plant and Equipment [Member]
Long-term investments
Total losses		(24)
Other Assets [Member]
Long-term investments
Total losses		(58)
Fair Value, Inputs, Level 3 [Member]
Long-term investments
Fair value on a nonrecurring basis		167
Fair Value, Inputs, Level 3 [Member] | Cost Method Securities [Member]
Long-term investments
Fair value on a nonrecurring basis	$ 2,414	$ 167